Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [Abstract]
Revenue
The details of our revenue by type are as follows:

For the years ended December 31	2021	2020
Digital assets mined	$165,397,736	$38,962,425
Hosting fees	8,376,243	1,748,102
Total revenue	$173,773,979	$40,710,527